Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM ESG Total Return Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG Total Return Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%
PGIM ESG Total Return Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM ESG Total Return Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM ESG Total Return Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
PGIM ESG Total Return Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM ESG Total Return Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM ESG Total Return Bond Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM ESG Total Return Bond Fund - Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM ESG Total Return Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM ESG Total Return Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM ESG Total Return Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG Total Return Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%
PGIM ESG Total Return Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM ESG Total Return Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM ESG Total Return Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
PGIM ESG Total Return Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM ESG Total Return Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM ESG Total Return Bond Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM ESG Total Return Bond Fund - Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM ESG Total Return Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM ESG Total Return Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM ESG Total Return Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG Total Return Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%
PGIM ESG Total Return Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM ESG Total Return Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM ESG Total Return Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
PGIM ESG Total Return Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM ESG Total Return Bond Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM ESG Total Return Bond Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM ESG Total Return Bond Fund - Class Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM ESG Total Return Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM ESG Total Return Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM ESG Total Return Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG Total Return Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%
PGIM ESG Total Return Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM ESG Total Return Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM ESG Total Return Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
PGIM ESG Total Return Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM ESG Total Return Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM ESG Total Return Bond Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM ESG Total Return Bond Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM ESG Total Return Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM ESG Total Return Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM Short Duration Multi-Sector Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Multi-Sector Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	62.80%
PGIM Short Duration Multi-Sector Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Short Duration Multi-Sector Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Short Duration Multi-Sector Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM Short Duration Multi-Sector Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Short Duration Multi-Sector Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Short Duration Multi-Sector Bond Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Short Duration Multi-Sector Bond Fund - Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration Multi-Sector Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Short Duration Multi-Sector Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Short Duration Multi-Sector Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Multi-Sector Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	62.80%
PGIM Short Duration Multi-Sector Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Short Duration Multi-Sector Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Short Duration Multi-Sector Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM Short Duration Multi-Sector Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Short Duration Multi-Sector Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Short Duration Multi-Sector Bond Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Short Duration Multi-Sector Bond Fund - Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration Multi-Sector Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Short Duration Multi-Sector Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Short Duration Multi-Sector Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	62.80%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Short Duration Multi-Sector Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Short Duration Multi-Sector Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	62.80%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Short Duration Multi-Sector Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM Total Return Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Total Return Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
PGIM Total Return Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM Total Return Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
PGIM Total Return Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Total Return Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM Total Return Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Total Return Bond Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Total Return Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Total Return Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Total Return Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Total Return Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
PGIM Total Return Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM Total Return Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
PGIM Total Return Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Total Return Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM Total Return Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Total Return Bond Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Total Return Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Total Return Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Total Return Bond Fund Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Total Return Bond Fund Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
PGIM Total Return Bond Fund Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM Total Return Bond Fund Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
PGIM Total Return Bond Fund Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Total Return Bond Fund Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM Total Return Bond Fund Class R | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Total Return Bond Fund Class R | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Total Return Bond Fund Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Total Return Bond Fund Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Total Return Bond Fund Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Total Return Bond Fund Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
PGIM Total Return Bond Fund Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM Total Return Bond Fund Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
PGIM Total Return Bond Fund Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Total Return Bond Fund Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM Total Return Bond Fund Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Total Return Bond Fund Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Total Return Bond Fund Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Total Return Bond Fund Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Total Return Bond Fund - Class R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Total Return Bond Fund - Class R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
PGIM Total Return Bond Fund - Class R2 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM Total Return Bond Fund - Class R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
PGIM Total Return Bond Fund - Class R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Total Return Bond Fund - Class R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM Total Return Bond Fund - Class R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Total Return Bond Fund - Class R2 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Total Return Bond Fund - Class R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Total Return Bond Fund - Class R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Total Return Bond Fund - Class R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Total Return Bond Fund - Class R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
PGIM Total Return Bond Fund - Class R4 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM Total Return Bond Fund - Class R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
PGIM Total Return Bond Fund - Class R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Total Return Bond Fund - Class R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM Total Return Bond Fund - Class R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Total Return Bond Fund - Class R4 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Total Return Bond Fund - Class R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Total Return Bond Fund - Class R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Total Return Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Total Return Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
PGIM Total Return Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM Total Return Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
PGIM Total Return Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
PGIM Total Return Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM Total Return Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Total Return Bond Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Total Return Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Total Return Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)